Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
11.	Property, plant and equipment

Property, plant and equipment, including assets under capital lease, consist of the following as of December 31:

2011	Cost	Accumulated Depreciation	Net
Land	$30,785	$347	$30,438
Buildings	58,576	21,397	37,179
Plant and machinery	200,011	110,584	89,427
Other equipment	39,360	17,519	21,841
Construction in process	17,692	0	17,692
Property, plant and equipment	$346,424	$149,847	$196,577

2010	Cost	Accumulated Depreciation	Net
Land	$31,584	$328	$31,256
Buildings	59,139	18,183	40,956
Plant and machinery	186,301	87,282	99,019
Other equipment	32,464	10,758	21,706
Construction in process	10,621	659	9,962
Property, plant and equipment	$320,109	$117,210	$202,899

Depreciation expense was $41,607, $40,292 and $42,051 in 2011, 2010 and 2009, respectively. This amount includes depreciation for assets under capital lease of $122, $193 and $344 in 2011, 2010 and 2009, respectively. Interest charges in the amount of $130, $274 and $738 were capitalized in connection with construction projects during the years 2011, 2010 and 2009, respectively.

Impairment losses of $2,330 and $941 were recognized in 2010 and 2009, respectively.

Elster Group leases machinery and equipment used in manufacturing under a number of capital lease agreements. Cost of the assets under capital lease at December 31, 2011 and 2010 was $986 and $1,319, respectively. Accumulated depreciation at December 31, 2011 and 2010 was $722 and $904 , respectively.

Real estate in Germany for an amount of $6,793 as of December 31, 2011 serves as collateral for the unfunded Altersteilzeit employee benefits (see note 13).